Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Navios Maritime Holdings Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios International Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navimax Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Handybulk Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hestia Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Malta
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Anemos Maritime Holdings Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Management Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
NAV Holdings Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Malta
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kleimar N.V.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company/Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Belgium
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kleimar Ltd
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Bulkinvest S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Luxembourg
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Primavera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ginger Services Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aquis Marine Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	3/23 - 12/31
Navios Tankers Management Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Management Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	3/24 - 12/31
Astra Maritime Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Achilles Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Apollon Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Herakles Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ionian Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kypros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Meridian Shipping Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercator Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Arc Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Horizon Shipping Enterprises Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Magellan Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aegean Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Star Maritime Enterprises Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Corsair Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rowboat Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hyperion Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 1/7
Beaufiks Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Nostos Shipmanagement Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aegean Sea Maritime Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Amorgos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Andros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Antiparos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Ikaria Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Kos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Mytilene Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Skiathos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Syros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Skopelos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Sifnos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Ios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Thera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Crete Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Rhodes Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Tinos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Portorosa Marine Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Shikhar Ventures S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Sizzling Ventures Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rheia Associates Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Taharqa Spirit Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rumer Holding Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Chilali Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 3/17
Pharos Navigation S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Pueblo Holdings Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Surf Maritime Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 5/19
Quena Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Orbiter Shipping Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 5/18
Statement of operations, year minus 2	1/1 - 12/31
Aramis Navigation Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
White Narcissus Marine S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios GP L.L.C.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Pandora Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 11/14
Floral Marine Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 14/06
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Red Rose Shipping Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Customized Development S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, year minus 2	1/1 - 11/14
Highbird Management Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ducale Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kohylia Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 5/18
Statement of operations, year minus 2	1/1 - 12/31
Vector Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	2/16 - 12/31
Faith Marine Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	5/19 - 12/31
Navios Maritime Finance (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Maritime Finance II (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Solange Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/16 - 12/31
Tulsi Shipmanagement Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/20 - 12/31
Cinthara Shipping Ltd
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/28 - 12/31
Rawlin Services Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/3 - 12/31
Mauve International S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/16 - 12/31
Mandora Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	10/17 - 12/31
Serenity Shipping Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	2/23 - 12/31
Navios Maritime Acqusition Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Aegean Sea Maritime Holdings Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Amorgos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Andros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Antiparos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Ikaria Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Kos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Mytilene Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Skiathos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Syros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Skopelos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Sifnos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Ios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Thera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Shinyo Dream Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Kannika Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Kieran Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	British Virgin Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Loyalty Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Navigator Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Ocean Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Saowalak Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	British Virgin Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Crete Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Rhodes Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Tinos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Folegandros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/26 - 12/31
Navios Acqusition Finance (US) Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	53.70%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/05 - 12/31
Serifos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/26 - 12/31
Navios South American Logistics Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Corporacion Navios S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Nauticler S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Compania Naviera Horamar S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Operating Management Company
Effective Ownership interest	63.80%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Compania De Transporte Fluvial international S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ponte Rio S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Thalassa Energy S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
Thalassa Energy S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Tankers Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Tankers Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Navigation Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Navigation Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Shipping Ltd Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Shipping Ltd Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS South Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS South Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
Petrovia Internacional S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Land-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercopar S.A.C.I.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating/Barge Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navegacion Guarani S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Barge and Pushboat Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hidrovia OSR S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Oil Spill Response & Salvage Services/ Tanker Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercofluvial S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Barge and Pushboat Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Petrolera San Antonio S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Port Facility Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Stability Oceanways S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge and Pushboat Owning Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hidronave South American Logistics S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Pushboat Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Brazil
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navarra Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	4/1 - 12/31
Pelayo Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	4/1 - 12/31
Varena Maritime Services S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge and Pushboat Owning Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/14 - 12/31
Navios Logistics Finance (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/16 - 12/31
Merco Parana S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, current year	7/1 - 12/31